Restricted cash - Summary of Restricted cash (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Non-Current
Deposits for renting office	[1]	¥ 6,607	¥ 6,635
Deposits for others		5,535	3,034
Restricted cash and cash equivalents		12,142	9,669
Current
Credit card and other deposits		3,273	4,814
Restricted cash and cash equivalents		¥ 3,273	¥ 4,814

[1]	Deposits for renting office represents cash held in collateral bank accounts in the U.S. with designated usage of deposits for renting office.